Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2030 Portfolio
September 30, 2021
VIPIFF2030-NPRT3-1121
1.822894.116
Domestic Equity Funds - 33.0%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	427,718	22,596,331
VIP Equity-Income Portfolio Investor Class (a)	886,905	23,609,405
VIP Growth & Income Portfolio Investor Class (a)	1,066,187	26,910,567
VIP Growth Portfolio Investor Class (a)	225,886	23,207,552
VIP Mid Cap Portfolio Investor Class (a)	147,374	6,537,490
VIP Value Portfolio Investor Class (a)	910,969	17,299,307
VIP Value Strategies Portfolio Investor Class (a)	516,038	8,437,223
TOTAL DOMESTIC EQUITY FUNDS (Cost $81,035,244)		128,597,875

International Equity Funds - 31.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	3,399,630	47,050,885
VIP Overseas Portfolio Investor Class (a)	2,609,188	75,092,441
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $87,985,136)		122,143,326

Bond Funds - 34.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,004,353	22,909,760
Fidelity International Bond Index Fund (a)	241,447	2,421,717
Fidelity Long-Term Treasury Bond Index Fund (a)	837,793	12,139,622
VIP High Income Portfolio Investor Class (a)	1,438,512	7,811,120
VIP Investment Grade Bond Portfolio Investor Class (a)	6,551,225	89,882,808
TOTAL BOND FUNDS (Cost $128,836,530)		135,165,027

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $3,874,849)	3,874,849	3,874,849

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $301,731,759)	389,781,077
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	389,781,079

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	18,198,827	5,243,680	1,297,661	652	4,397	760,517	22,909,760
Fidelity International Bond Index Fund	-	2,438,284	3,129	-	(27)	(13,411)	2,421,717
Fidelity Long-Term Treasury Bond Index Fund	7,503,497	7,184,735	1,932,816	188,235	(163,695)	(452,099)	12,139,622
VIP Contrafund Portfolio Investor Class	19,786,827	4,653,516	4,142,491	974,313	201,155	2,097,324	22,596,331
VIP Emerging Markets Portfolio Investor Class	44,054,636	13,553,861	7,874,963	1,809,298	18,807	(2,701,456)	47,050,885
VIP Equity-Income Portfolio Investor Class	20,874,190	4,958,832	4,769,861	712,841	81,134	2,465,110	23,609,405
VIP Government Money Market Portfolio Investor Class 0.01%	3,645,966	3,996,859	3,767,976	323	-	-	3,874,849
VIP Growth & Income Portfolio Investor Class	23,785,392	5,924,527	5,954,069	741,969	195,347	2,959,370	26,910,567
VIP Growth Portfolio Investor Class	20,162,873	6,648,783	3,958,332	2,472,768	108,697	245,531	23,207,552
VIP High Income Portfolio Investor Class	6,498,220	1,565,426	480,276	55,769	2,242	225,508	7,811,120
VIP Investment Grade Bond Portfolio Investor Class	74,045,368	24,872,420	7,546,079	1,123,331	(118,062)	(1,370,839)	89,882,808
VIP Mid Cap Portfolio Investor Class	5,766,321	1,190,873	1,304,443	22,716	84,484	800,255	6,537,490
VIP Overseas Portfolio Investor Class	58,587,686	19,796,833	9,037,213	1,831,968	143,830	5,601,305	75,092,441
VIP Value Portfolio Investor Class	15,283,810	3,283,546	4,121,330	37,255	362,261	2,491,020	17,299,307
VIP Value Strategies Portfolio Investor Class	7,473,458	1,554,806	2,137,689	12,164	133,654	1,412,994	8,437,223
	325,667,071	106,866,981	58,328,328	9,983,602	1,054,224	14,521,129	389,781,077

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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